General and Administrative Expenses (Tables)	9 Months Ended
Sep. 30, 2019
General and Administrative Expenses [Abstract]
Company Administration Expenses
Company administration expenses include audit fees, Chief Executive Officer and Chief Financial Officer compensation and other professional fees and expenses and are analyzed as follows:

	For the nine months ended
	September 30, 2018	September 30, 2019
Audit fees	$60,000	$69,205
Chief Executive and Chief Financial Officer compensation	9,000	9,000
Other professional fees	4,399	133,343
Total	$73,399	$211,548